SHAREHOLDERS' EQUITY - Retroactively adjusted (Details) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 16, 2019	Feb. 07, 2019
Class of Stock
Par value	$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.001	$ 0.001
Shares authorized	100,000,000	20,000,000	20,000,000	50,000,000	50,000,000
Shares issued	7,226,480	7,226,480	7,226,480	30,000,000	50,000,000
Shares Outstanding	7,226,480	7,226,480	7,226,480	30,000,000
As previously Reported
Class of Stock
Par value		$ 0.00166667	$ 0.00166667
Shares authorized		100,000,000	100,000,000
Shares issued		35,750,000	35,750,000
Shares Outstanding		35,750,000	35,750,000
Retroactive Adjustment
Class of Stock
Shares authorized		(80,000,000)	(80,000,000)
Shares issued		(28,523,520)	(28,523,520)
Shares Outstanding		(28,523,520)	(28,523,520)